United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2026

Date of reporting period: May 31, 2026

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.0%
Communication Services - 0.0%
Software - 0.0%
Internap Holding LLCA B C	63,490	$0

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southcross Energy Partners LLCA B C	533,359	0

Industrials - 0.0%
Communications Equipment - 0.0%
4L Technologies, Inc.A	140,935	1,409

Electrical Equipment - 0.0%
NSO GroupA B C	1	0

Total Industrials		1,409

Total Common Stocks (Cost $1,110,082)		1,409

PREFERRED STOCKS - 0.0% (Cost $339,302)
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southcross Energy Partners LLCA B C D	2,077,530	0

	Principal Amount
BANK LOAN OBLIGATIONSE - 85.3%
Basic Materials - 1.1%
Chemicals - 1.1%
ECO Services Operations Corp., Due 6/12/2031, 2024 Term Loan BF	$60,000	60,287
Hexion Holdings Corp., 7.584%, Due 3/15/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	123,888	119,861
INEOS Quattro Holdings U.K. Ltd., 7.870%, Due 10/7/2031, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	300,667	267,218
INEOS U.S. Finance LLC, 6.870%, Due 2/18/2030, 2023 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	276,672	261,917
Mativ Holdings, Inc., 8.120%, Due 4/4/2033, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	350,000	349,563
Natgasoline LLC, 9.120%, Due 3/29/2030, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 5.500%)	346,800	349,688

		1,408,534

Total Basic Materials		1,408,534

Communications - 9.2%
Advertising - 0.8%
Clear Channel Outdoor Holdings, Inc., 7.735%, Due 8/23/2028, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	705,000	705,881
Neptune Bidco U.S., Inc., 8.769%, Due 2/3/2033, 2026 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.000%)	305,000	301,282

		1,007,163

Internet - 1.0%
MH Sub I LLC, 7.870%, Due 12/31/2031, 2024 Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	1,083,860	933,930
Proofpoint, Inc., 6.700%, Due 8/31/2028, 2025 Repriced Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	250,000	243,898
PUG LLC, 8.370%, Due 3/15/2030, 2024 Extended Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	111,937	112,161

		1,289,989

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 85.3% (continued)
Communications - 9.2% (continued)
Media - 6.0%
Altice France SA, 10.548%, Due 5/31/2031, 2025 USD Term Loan B14, (3 mo. USD Secured Overnight Financing Rate + 6.875%)	$845,704	$856,808
Cengage Learning, Inc., 6.608% - 6.638%, Due 3/24/2031, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%, 3 mo. USD Secured Overnight Financing Rate + 3.000%)	1,491,080	1,467,550
DirecTV Financing LLC,
Due 2/17/2031, 2025 Term Loan BF	120,000	120,204
9.175%, Due 8/2/2029, 2024 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.250%)	321,858	323,558
NEP Group, Inc., Due 10/17/2031, 2025 Term Loan BF	1	1
Nexstar Broadcasting, Inc.,
6.370%, Due 3/18/2033, 2026 Term Loan B7, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	707,143	707,256
6.120%, Due 6/28/2032, 2025 Term Loan B5, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	630,238	629,884
Sunrise Financing Partnership, 6.099%, Due 2/15/2032, Term Loan AAA, (6 mo. USD Secured Overnight Financing Rate + 2.470%)	615,000	613,401
Townsquare Media, Inc., 8.587%, Due 2/19/2030, 2025 Term Loan, (6 mo. USD Secured Overnight Financing Rate + 5.000%)	155,963	113,658
Univision Communications, Inc.,
7.235%, Due 1/31/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	174,114	173,200
7.950%, Due 6/24/2029, 2022 First Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	789,436	789,681
Virgin Media Bristol LLC,
6.992%, Due 1/31/2029, 2020 USD Term Loan Q, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	795,000	760,107
6.967%, Due 3/31/2031, 2023 USD Term Loan Y, (6 mo. USD Secured Overnight Financing Rate + 3.175%)	894,848	803,761

		7,359,069

Telecommunications - 1.4%
Cyxtera DC Holdings, Inc., Due 1/16/2027, Term Loan BB C G H	230,203	0
GOGO Intermediate Holdings LLC, 7.485%, Due 4/30/2028, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	592,134	547,807
Zayo Group Holdings, Inc., 6.735%, Due 3/11/2030, 2025 USD Term Loan, PIK (in-kind rate 0.500%)F	1,123,902	1,122,689

		1,670,496

Total Communications		11,326,717

Consumer, Cyclical - 16.5%
Airlines - 0.3%
American Airlines, Inc., Due 5/20/2033, 2026 1st Lien Term Loan BF	340,000	336,600

Apparel - 0.1%
ABG Intermediate Holdings 2 LLC, 5.870%, Due 12/21/2028, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	68,950	68,997

Auto Parts & Equipment - 0.6%
American Axle & Manufacturing, Inc., 7.012%, Due 2/3/2033, 2025 Incremental Term Loan C, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	450,450	450,639
DexKo Global, Inc., 8.163%, Due 10/6/2031, 2026 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	323,573	315,179

		765,818

Distribution/Wholesale - 1.9%
BCPE Empire Holdings, Inc.,
6.870%, Due 12/11/2030, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	618,596	614,111
7.120%, Due 12/29/2032, 2026 10th Amendment Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	295,000	293,342
Openlane, Inc., 6.148%, Due 10/8/2032, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	578,550	580,720
Resideo Funding, Inc.,
5.641%, Due 6/13/2031, 2024 M&A 1st lien Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 2.000%)	90,111	90,083

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 85.3% (continued)
Consumer, Cyclical - 16.5% (continued)
Distribution/Wholesale - 1.9% (continued)
Resideo Funding, Inc., (continued)
5.674%, Due 8/13/2032, 2025 Incremental Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	$800,975	$800,975

		2,379,231

Entertainment - 5.3%
Caesars Entertainment, Inc., 5.870%, Due 2/6/2031, 2024 Term Loan B1, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	650,000	627,250
Crown Finance U.S., Inc., 8.114%, Due 12/2/2031, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	834,284	835,269
Delta 2 Lux SARL, 5.450%, Due 9/30/2031, 2024 Term Loan B1, (3 mo. USD Secured Overnight Financing Rate + 1.750%)	278,794	279,025
Discovery Global Holdings, Inc., Due 6/30/2033, 2026 Term Loan BF	860,000	861,479
Motion Finco SARL, 7.200%, Due 11/12/2029, 2024 USD Term Loan BF	769,428	654,014
Ontario Gaming GTA LP, 7.950%, Due 8/1/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	703,829	663,359
OVG Business Services LLC, 6.620%, Due 6/25/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	875,661	877,307
Pioneer Opco LLC, 6.870%, Due 5/16/2033, Term Loan B, (1 mo. PRIME + 3.250%)	205,000	206,238
Six Flags Entertainment Corp., 5.620%, Due 5/1/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	644,801	642,080
Voyager Parent LLC, 7.950%, Due 7/1/2032, Repriced Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	925,481	925,148

		6,571,169

Food Service - 0.1%
Aramark Services, Inc., 5.370%, Due 6/22/2030, 2025 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	85,288	85,480

Leisure Time - 2.1%
Alterra Mountain Co.,
6.120%, Due 5/31/2030, 2025 Term Loan B8, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	79,600	79,699
6.120%, Due 8/17/2028, 2025 Term Loan B9, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	483,784	484,239
GBT U.S. III LLC, 5.667%, Due 7/25/2031, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	691,063	691,022
LC AHAB U.S. Bidco LLC, 6.120%, Due 5/1/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	594,958	591,490
Sabre GLBL, Inc.,
9.720%, Due 11/15/2029, 2024 Term Loan B1, (1 mo. USD Secured Overnight Financing Rate + 6.000%)	160,898	135,557
9.720%, Due 11/15/2029, 2024 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 6.000%)	119,314	99,329
SGH2 LLC, 8.200%, Due 8/18/2032, 2025 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	482,575	477,749

		2,559,085

Lodging - 1.0%
Fertitta Entertainment LLC, 6.870%, Due 1/27/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	1,250,187	1,245,161

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 85.3% (continued)
Consumer, Cyclical - 16.5% (continued)
Retail - 5.1%
Boots Group Bidco Ltd., 6.924%, Due 8/30/2032, USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	$503,738	$506,674
Burlington Coat Factory Warehouse Corp., 5.370%, Due 9/24/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	133,643	133,921
EG America LLC, 6.916%, Due 2/10/2031, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	1,320,000	1,322,310
Great Outdoors Group LLC, 6.870%, Due 1/23/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	318,396	319,817
LBM Acquisition LLC, 7.434%, Due 6/6/2031, 2024 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	300,360	241,303
LSF9 Atlantis Holdings LLC, 7.450%, Due 3/29/2029, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	1,835,020	1,813,238
Michaels Cos., Inc., 8.669%, Due 3/15/2033, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.000%)	565,000	559,457
NPC International, Inc., Due 4/19/2026, 1st Lien Term LoanB C H	705,979	0
PetSmart, Inc., 7.584%, Due 8/18/2032, 2025 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	653,363	651,050
Staples, Inc., 9.413%, Due 9/4/2029, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.750%)	438,586	407,837
White Cap Buyer LLC, 6.870%, Due 10/19/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	386,490	383,529

		6,339,136

Total Consumer, Cyclical		20,350,677

Consumer, Non-Cyclical - 20.3%
Agriculture - 0.5%
Golden State Food LLC, 7.200%, Due 12/4/2031, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	553,821	555,677

Beverages - 0.3%
Primo Brands Corp., 6.432%, Due 3/31/2031, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	400,000	402,296

Biotechnology - 0.9%
BioMarin Pharmaceutical, Inc., 5.428%, Due 4/27/2033, Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 1.750%)	505,000	505,419
Genmab AS,
Due 12/13/2032, 2026 Term Loan BF	235,000	235,308
6.700%, Due 12/13/2032, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	399,750	400,274

		1,141,001

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 85.3% (continued)
Consumer, Non-Cyclical - 20.3% (continued)
Commercial Services - 8.9%
APi Group DE, Inc., 5.370%, Due 5/16/2033, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	$435,000	$435,622
Camelot U.S. Acquisition LLC, 6.370%, Due 1/31/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	579,832	546,596
CHG Healthcare Services, Inc., 6.643% - 6.666%, Due 9/29/2031, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	855,000	855,787
CompoSecure Holdings LLC, 5.875%, Due 1/14/2033, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	625,000	622,394
Corpay Technologies Operating Co. LLC, Due 4/28/2028, Term Loan B5F	82,972	82,985
Creative Artists Agency LLC, 6.120%, Due 10/1/2031, 2025 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	187,376	187,824
Eagle Parent Corp., 7.950%, Due 4/2/2029, 2022 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	932,098	936,367
Element Materials Technology Group U.S. Holdings, Inc., 7.200%, Due 7/6/2029, 2022 USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	634,719	638,159
First Advantage Holdings LLC, 6.450%, Due 10/31/2031, 2025 Repriced Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	405,187	400,377
Garda World Security Corp., 6.419%, Due 2/1/2029, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	1,031,139	1,030,881
Grant Thornton Advisors LLC, 6.370%, Due 6/2/2031, 2025 Term Loan BF	1,144,727	1,099,591
Homeserve USA Holding Corp., 5.603%, Due 10/21/2030, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	328,300	327,581
ION Platform Finance U.S., Inc., 7.450%, Due 10/7/2032, USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	1,010,000	785,588
Pye-Barker Fire & Safety LLC,
6.163%, Due 12/16/2032, 2025 Delayed Draw Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.500%)I	59,800	59,921
6.163%, Due 12/16/2032, 2025 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	400,200	401,012
Trans Union LLC, 5.370%, Due 6/24/2031, 2024 Term Loan B8, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	314,400	314,328
United Talent Agency LLC, 6.625%, Due 6/10/2032, 2025 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	247,500	248,119
Veritiv Corp., 7.700%, Due 12/2/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	253,082	242,508
Vestis Corp., 5.916%, Due 2/22/2031, 2024 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	473,436	464,204
VT Topco, Inc., 6.620%, Due 8/9/2030, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	330,743	325,368
Wand NewCo 3, Inc., 6.120%, Due 1/30/2031, 2025 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	956,410	953,819

		10,959,031

Cosmetics/Personal Care - 0.5%
Opal Bidco SAS, 6.700%, Due 4/28/2032, USD Term Loan B4, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	476,975	477,061
Prestige Brands, Inc., Due 5/20/2033, 2026 Term Loan BF	175,000	175,437

		652,498

Food - 0.9%
Aspire Bakeries Holdings LLC, 6.620%, Due 12/23/2030, 2025 Repriced Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	365,050	365,050
Froneri Lux Finco SARL, 6.127%, Due 9/30/2032, 2025 USD Term Loan B6, (6 mo. USD Secured Overnight Financing Rate + 2.500%)	543,838	539,955
United Natural Foods, Inc., 8.370%, Due 5/1/2031, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	248,986	249,765

		1,154,770

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 85.3% (continued)
Consumer, Non-Cyclical - 20.3% (continued)
Health Care - Products - 2.9%
Bausch & Lomb Corp., 7.370%, Due 1/15/2031, 2025 Repriced Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	$1,934,635	$1,940,922
Hologic, Inc., 5.924%, Due 4/7/2033, 2026 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	1,340,000	1,325,917
Medline Borrower LP, 5.114%, Due 5/30/2033, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.500%)	250,000	249,687

		3,516,526

Health Care - Services - 3.1%
Aveanna Healthcare LLC, 6.620%, Due 9/17/2032, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	1,035,872	1,038,276
Fortrea Holdings, Inc., 7.163%, Due 7/1/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	44,463	43,962
LifePoint Health, Inc., 7.423%, Due 5/19/2031, 2024 1st Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	854,548	846,703
Pacific Dental Services LLC, 6.103%, Due 3/15/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	353,221	353,002
Radiology Partners, Inc., 8.200%, Due 6/30/2032, 2025 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	553,735	551,658
Select Medical Corp., Due 12/31/2031, 2026 Term Loan BF	650,000	651,625
Team Health Holdings, Inc., 7.663%, Due 6/30/2028, 2026 Repriced Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	315,770	316,648

		3,801,874

Household Products/Wares - 0.3%
Lavender Dutch BorrowerCo BV, 6.950%, Due 12/30/2032, USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	413,963	411,375

Pharmaceuticals - 2.0%
Bausch Health Cos., Inc., 9.870%, Due 10/8/2030, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 6.250%)	426,775	411,658
Curium BidCo SARL, 6.700%, Due 8/4/2031, 2025 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	59,850	59,850
Gainwell Acquisition Corp., 7.800%, Due 10/1/2027, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	1,251,226	1,227,766
Southern Veterinary Partners LLC, 6.156%, Due 12/4/2031, 2025 Term Loan BF	561,936	562,149
Vizient, Inc., 5.370%, Due 8/1/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	160,769	161,051

		2,422,474

Total Consumer, Non-Cyclical		25,017,522

Energy - 4.6%
Oil & Gas - 1.5%
Apro LLC, 7.381%, Due 7/9/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	997,616	1,000,320
Deep Blue Operating I LLC, 5.902%, Due 10/1/2032, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	285,000	285,949
Delek U.S. Holdings, Inc., 6.620%, Due 5/17/2032, 2026 Term Loan BF	573,766	574,483

		1,860,752

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 85.3% (continued)
Energy - 4.6% (continued)
Pipelines - 3.1%
BCP Renaissance Parent LLC, 5.950%, Due 10/31/2031, 2024 Term Loan B3, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	$514,344	$513,316
CPPIB OVM Member U.S. LLC, 5.950%, Due 8/20/2031, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	384,761	384,969
Freeport LNG Investments LLLP, 6.925%, Due 2/11/2033, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	790,000	792,259
GIP Pilot Acquisition Partners LP, 5.641%, Due 5/19/2033, 2026 Term Loan BF	125,000	124,844
NGL Energy Partners LP, 7.131%, Due 3/11/2033, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	265,000	265,615
Stonepeak Bayou Holdings LP, 6.450%, Due 10/1/2032, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	340,000	335,855
Traverse Midstream Partners LLC, Due 4/21/2033, 2026 Term Loan BF	430,000	430,537
Venture Global Calcasieu Pass LLC, 6.954%, Due 4/11/2033, 2026 Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 3.250%)	455,000	456,138
WhiteWater Matterhorn Holdings LLC, 5.450%, Due 6/16/2032, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 1.750%)	539,600	538,251

		3,841,784

Total Energy		5,702,536

Financial - 11.5%
Diversified Financial Services - 5.1%
AllSpring Buyer LLC, 6.750%, Due 11/1/2030, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	133,985	134,229
CPI Holdco B LLC, 5.620%, Due 5/19/2031, 2025 Add-on Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	782,544	781,402
Edelman Financial Center LLC, 7.620%, Due 12/1/2031, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	751,591	752,065
Eisner Advisory Group LLC, 7.620%, Due 2/28/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	855,436	838,328
Focus Financial Partners LLC, 6.120%, Due 9/15/2031, 2025 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	1,108,330	1,088,834
GC Ferry Acquisition I, Inc.,
3.500%, Due 8/16/2032, Delayed Draw Term Loan + 0.035%)I	48,125	48,079
7.200%, Due 8/16/2032, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	281,170	280,903
HighTower Holdings LLC, 6.408%, Due 2/3/2032, 2025 1st Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	1,336,160	1,334,904
Pretzel Parent, Inc., 8.120%, Due 10/1/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	601,363	567,350
Victory Capital Holdings, Inc., 5.450%, Due 9/23/2032, 2025 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 1.750%)	174,125	174,168
Virtus Investment Partners, Inc., 5.870%, Due 9/27/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	273,625	270,662

		6,270,924

Insurance - 4.9%
Acrisure LLC,
6.870%, Due 6/21/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	133,988	126,703
6.620%, Due 11/6/2030, 2024 1st Lien Term Loan B6, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	1,492,292	1,413,946
Alera Group, Inc.,
6.370%, Due 5/30/2032, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	517,403	498,259
9.120%, Due 5/30/2033, 2025 2nd Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.500%)	195,000	188,370
Alliant Holdings Intermediate LLC, 6.120%, Due 9/19/2031, 2025 Term Loan BF	670,000	667,246
AmWINS Group, Inc., 5.620%, Due 1/30/2032, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	287,814	287,115
Asurion LLC,
9.175%, Due 1/20/2029, 2021 Second Lien Term Loan B4, (3 mo. USD Secured Overnight Financing Rate + 5.250%)	129,533	129,554
7.913%, Due 9/19/2030, 2024 Term Loan B12, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	244,457	244,533

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 85.3% (continued)
Financial - 11.5% (continued)
Insurance - 4.9% (continued)
Asurion LLC, (continued)
7.913%, Due 9/19/2030, 2025 Term Loan B13, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	$481,363	$481,136
HUB International Ltd., 5.922%, Due 6/20/2030, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	239,434	239,918
OneDigital Borrower LLC, 6.620%, Due 7/2/2031, 2025 Repriced Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	708,626	700,300
Sedgwick Claims Management Services, Inc., 6.120%, Due 7/31/2031, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	754,127	753,184
Trucordia Insurance Holdings LLC, 6.870%, Due 6/17/2032, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	252,964	235,889

		5,966,153

Real Estate - 0.5%
CoreLogic, Inc., 7.235%, Due 6/2/2028, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	615,070	608,919

REITS - 1.0%
Iron Mountain, Inc., 5.620%, Due 1/31/2031, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	803,832	803,632
Starwood Property Trust, Inc.,
Due 9/24/2032, 2025 Incremental Term Loan B2F	348,250	347,923
5.620%, Due 9/24/2032, 2026 Term Loan BF	125,000	124,882

		1,276,437

Total Financial		14,122,433

Industrial - 10.8%
Aerospace/Defense - 0.9%
Kaman Corp.,
Due 2/26/2032, 2025 Delayed Draw Term Loan + 0.010%)I	61,629	61,727
5.950%, Due 2/26/2032, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	531,319	532,164
TransDigm, Inc., 6.120%, Due 2/13/2033, 2026 Term Loan N, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	555,000	556,293

		1,150,184

Building Materials - 2.4%
Chamberlain Group, Inc., 6.620%, Due 9/8/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	567,616	567,888
Cornerstone Building Brands, Inc.,
7.024%, Due 4/12/2028, 2021 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	160,104	94,702
8.174%, Due 5/15/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	87,957	43,831
EMRLD Borrower LP,
5.916%, Due 5/31/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	200,607	200,617
5.950%, Due 8/4/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	730,354	730,128
MI Windows & Doors LLC, 6.370%, Due 3/28/2031, 2024 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	518,668	507,325
OEP Glass Purchaser LLC, 7.700%, Due 3/7/2033, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	290,000	289,458
Quikrete Holdings, Inc.,
5.870%, Due 3/19/2029, 2024 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	388,040	388,359
5.870%, Due 4/14/2031, 2025 Term Loan B1, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	122,512	122,568

		2,944,876

Electronics - 0.4%
Pinnacle Buyer LLC,
2.500%, Due 10/1/2032, Delayed Draw Term Loan + 0.025%)I	37,097	37,241
6.182%, Due 10/1/2032, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	192,421	193,170
Spectris PLC, 6.450%, Due 12/6/2032, USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	294,263	294,998

		525,409

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 85.3% (continued)
Industrial - 10.8% (continued)
Engineering & Construction - 1.8%
Brown Group Holding LLC, 6.120% - 6.166%, Due 7/1/2031, 2022 Incremental Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 2.500%, 3 mo. USD Secured Overnight Financing Rate + 2.500%)	$164,435	$164,912
DG Investment Intermediate Holdings 2, Inc.,
6.870%, Due 7/9/2032, 2025 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	1,286,775	1,288,383
9.120%, Due 7/29/2033, 2025 2nd Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.500%)	135,000	134,494
Tecta America Corp., 6.370%, Due 2/18/2032, 2025 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	565,725	567,671

		2,155,460

Environmental Control - 0.9%
Harsco Corp., 5.985%, Due 6/9/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	877,029	875,205
Madison IAQ LLC, 5.470%, Due 11/8/2032, 2025 Repriced Term LoanF	286,796	287,105

		1,162,310

Machinery - Construction & Mining - 0.7%
WEC U.S. Holdings Ltd., 5.620%, Due 1/27/2031, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	884,250	884,550

Machinery - Diversified - 0.9%
Columbus McKinnon Corp., 7.200%, Due 2/3/2033, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	649,023	649,834
TK Elevator Midco GmbH, 6.377%, Due 4/30/2030, 2025 USD Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 2.750%)	486,286	490,084

		1,139,918

Metal Fabricate/Hardware - 0.5%
Tiger Acquisition LLC, 6.108%, Due 8/23/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	559,212	560,303

Packaging & Containers - 2.3%
Clydesdale Acquisition Holdings, Inc.,
6.870%, Due 4/1/2032, 2025 Term Loan BF	359,686	339,590
6.795%, Due 4/13/2029, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.175%)	226,032	220,099
Graham Packaging Co., Inc., 5.870%, Due 1/26/2033, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	515,000	515,535
Pregis TopCo Corp., 7.370%, Due 2/1/2029, 2025 Refinancing Term LoanF	675,357	678,734
Sword Purchaser LLC, 7.620%, Due 4/11/2033, USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	595,000	579,530
Trident TPI Holdings, Inc., 7.450%, Due 9/15/2028, 2024 Term Loan B7F	475,451	458,587

		2,792,075

Total Industrial		13,315,085

Technology - 9.9%
Software - 9.9%
Applied Systems, Inc., 8.200%, Due 2/23/2032, 2024 2nd Lien Term LoanF	280,000	276,651
Ascend Learning LLC, 6.620%, Due 12/11/2028, 2025 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	1,237,074	1,219,582
Athenahealth Group, Inc., Due 2/15/2029, 2022 Term Loan BF	444,809	444,253
Boxer Parent Co., Inc.,
6.666%, Due 7/30/2031, 2025 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	1,290,976	1,206,921
9.413%, Due 7/30/2032, 2024 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.750%)	132,032	111,787
Cloud Software Group, Inc., 6.950%, Due 8/13/2032, 2025 Term Loan B (2032), (3 mo. USD Secured Overnight Financing Rate + 3.250%)	293,521	274,525
Cotiviti Corp.,
6.370%, Due 3/26/2032, 2025 2nd Amendment Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	352,338	329,435

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 85.3% (continued)
Technology - 9.9% (continued)
Software - 9.9% (continued)
Cotiviti Corp., (continued)
6.370%, Due 5/1/2031, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	$916,992	$858,919
Dayforce, Inc., 6.663%, Due 2/4/2033, 2026 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	1,535,000	1,459,816
Electronic Arts, Inc., Due 3/24/2033, Term Loan BF	960,000	962,918
Ellucian Holdings, Inc., 8.370%, Due 11/22/2032, 2024 2nd Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	40,000	39,000
Mitchell International, Inc.,
6.620%, Due 6/17/2031, 2026 Add-on Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	1,188,128	1,171,791
8.870%, Due 6/17/2032, 2024 2nd Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.250%)	115,000	106,202
RealPage, Inc.,
6.961%, Due 4/24/2028, 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	1,011,315	977,396
7.450%, Due 4/24/2028, 2024 Incremental Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	227,700	222,470
UKG, Inc., 5.913%, Due 2/10/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	1,626,825	1,570,228
Zelis Payments Buyer, Inc., 6.870%, Due 11/26/2031, 5th Amendment Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	969,424	955,494

		12,187,388

Total Technology		12,187,388

Utilities - 1.4%
Electric - 1.4%
Alpha Generation LLC, 5.370%, Due 9/30/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	948,646	946,711
Compass Power Generation LLC, 6.870%, Due 4/14/2029, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	752,529	757,232

		1,703,943

Total Utilities		1,703,943

Total Bank Loan Obligations (Cost $107,251,710)		105,134,835

CORPORATE OBLIGATIONS - 5.4%
Basic Materials - 0.2%
Chemicals - 0.2%
Celanese U.S. Holdings LLC,
6.500%, Due 4/15/2030	15,000	15,383
6.750%, Due 4/15/2033	15,000	15,475
Olin Corp., 6.625%, Due 4/1/2033J	15,000	14,890
Solstice Advanced Materials, Inc., 5.625%, Due 9/30/2033J	25,000	24,716
WR Grace Holdings LLC, 5.625%, Due 8/15/2029J	145,000	138,869

		209,333

Mining - 0.0%
Novelis Corp., 6.875%, Due 1/30/2030J	30,000	30,826

Total Basic Materials		240,159

Communications - 0.9%
Advertising - 0.1%
Clear Channel Outdoor Holdings, Inc.,
7.500%, Due 6/1/2029J	25,000	25,088
7.125%, Due 2/15/2031J	40,000	41,347
Lamar Media Corp., 5.375%, Due 11/1/2033J	50,000	49,248
Neptune Bidco U.S., Inc., 10.375%, Due 5/15/2031J	25,000	26,117

		141,800

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 5.4% (continued)
Communications - 0.9% (continued)
Internet - 0.1%
Getty Images, Inc., 10.500%, Due 11/15/2030J	$50,000	$44,188
Wayfair LLC,
7.250%, Due 10/31/2029J	25,000	25,722
6.750%, Due 11/15/2032J	30,000	30,475

		100,385

Media - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.125%, Due 5/1/2027J	12,000	11,992
4.750%, Due 3/1/2030J	60,000	56,705
4.750%, Due 2/1/2032J	40,000	35,660
4.250%, Due 1/15/2034J	20,000	16,706
7.375%, Due 2/1/2036J	5,000	4,879
Directv Financing LLC, 8.875%, Due 2/1/2030J	55,000	56,393
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 9.250%, Due 6/1/2032J	40,000	41,065
DISH DBS Corp.,
5.750%, Due 12/1/2028J	55,000	53,974
5.125%, Due 6/1/2029	40,000	36,202
EchoStar Corp., 10.750%, Due 11/30/2029	50,000	54,337
Gray Media, Inc.,
9.625%, Due 7/15/2032J	35,000	34,521
7.250%, Due 8/15/2033J	35,000	34,693
McGraw-Hill Education, Inc., 7.375%, Due 9/1/2031J	25,000	25,529
Nexstar Media, Inc.,
6.500%, Due 9/15/2033J	35,000	35,279
7.250%, Due 4/15/2034J	10,000	10,063
Univision Communications, Inc., 7.375%, Due 6/30/2030J	55,000	54,767

		562,765

Telecommunications - 0.2%
APLD ComputeCo LLC, 9.250%, Due 12/15/2030J	25,000	26,986
Cipher Compute LLC, 7.125%, Due 11/15/2030J	40,000	41,698
Level 3 Financing, Inc., 6.875%, Due 6/30/2033J	90,000	92,703
Meridian Arc Holdco LLC, 6.250%, Due 4/30/2031J	30,000	30,154
PR RNO Property Owner 1 LLC, 6.500%, Due 5/1/2031J	25,000	25,034
SE Cosmos LLC, 8.875%, Due 5/1/2031J	30,000	31,379
SV RNO Property Owner 1 LLC, 5.875%, Due 3/1/2031J	45,000	44,435
Uniti Services LLC, 7.500%, Due 10/15/2033J	20,000	21,048

		313,437

Total Communications		1,118,387

Consumer, Cyclical - 1.5%
Airlines - 0.1%
United Airlines Holdings, Inc., 5.375%, Due 3/1/2031	50,000	49,451

Apparel - 0.0%
Beach Acquisition Bidco LLC, 10.000%, Due 7/15/2033J	40,000	44,234

Auto Manufacturers - 0.0%
Nissan Motor Acceptance Co. LLC, 6.125%, Due 9/30/2030J	40,000	39,505

Auto Parts & Equipment - 0.2%
American Axle & Manufacturing, Inc.,
6.375%, Due 10/15/2032J	30,000	30,112
7.750%, Due 10/15/2033J	20,000	20,055
Clarios Global LP/Clarios U.S. Finance Co., 6.750%, Due 9/15/2032J	85,000	87,070
Dexko Global, Inc., 7.500%, Due 4/15/2032J	71,950	62,222
Qnity Electronics, Inc., 6.250%, Due 8/15/2033J	35,000	35,690

		235,149

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 5.4% (continued)
Consumer, Cyclical - 1.5% (continued)
Distribution/Wholesale - 0.1%
Dealer Tire LLC/DT Issuer LLC, 8.000%, Due 2/1/2028J	$65,000	$64,226

Entertainment - 0.3%
Discovery Global Holdings, Inc.,
4.054%, Due 3/15/2029	30,000	29,837
4.279%, Due 3/15/2032	15,000	13,000
5.050%, Due 3/15/2042	20,000	13,791
Light & Wonder International, Inc., 6.250%, Due 10/1/2033J	80,000	79,114
Penn Entertainment, Inc., 6.750%, Due 4/1/2031J	20,000	19,917
Rivers Enterprise Borrower LLC, 6.250%, Due 10/15/2030J	20,000	20,158
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.625%, Due 2/1/2033J	110,000	111,611
Voyager Parent LLC, 9.250%, Due 7/1/2032J	38,000	40,297

		327,725

Home Builders - 0.0%
Taylor Morrison Communities, Inc., 5.750%, Due 11/15/2032J	40,000	40,194

Housewares - 0.0%
Newell Brands, Inc., 6.375%, Due 5/15/2030	20,000	19,733

Leisure Time - 0.4%
Acushnet Co., 5.625%, Due 12/1/2033J	50,000	49,609
Carnival Corp. Ltd., 5.750%, Due 8/1/2032J	50,000	50,509
Life Time, Inc., 6.000%, Due 11/15/2031J	105,000	106,521
Lindblad Expeditions LLC, 7.000%, Due 9/15/2030J	35,000	36,019
NCL Corp. Ltd.,
5.875%, Due 1/15/2031J	20,000	19,328
6.250%, Due 9/15/2033J	20,000	19,175
Sabre Financial Borrower LLC, 11.125%, Due 6/15/2029J	10,000	10,409
Sabre GLBL, Inc.,
10.750%, Due 11/15/2029J	19,000	17,062
10.750%, Due 3/15/2030J	21,000	18,564
Viking Cruises Ltd., 5.875%, Due 10/15/2033J	160,000	160,320

		487,516

Lodging - 0.0%
Hilton Domestic Operating Co., Inc., 5.750%, Due 9/15/2033J	35,000	35,310

Retail - 0.4%
Academy Ltd., 5.875%, Due 5/15/2031J	30,000	30,185
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.750%, Due 1/15/2030J	20,000	19,513
Michaels Cos., Inc., 8.500%, Due 3/15/2033J	50,000	48,815
QXO Building Products, Inc., 6.750%, Due 4/30/2032J	45,000	45,853
Staples, Inc., 10.750%, Due 9/1/2029J	60,000	57,083
Victra Holdings LLC/Victra Finance Corp., 8.750%, Due 9/15/2029J	250,000	258,574

		460,023

Total Consumer, Cyclical		1,803,066

Consumer, Non-Cyclical - 0.8%
Commercial Services - 0.3%
Allied Universal Holdco LLC, 7.875%, Due 2/15/2031J	35,000	36,593
Dcli Bidco LLC, 7.750%, Due 11/15/2029J	65,000	66,865
Graham Holdings Co., 5.625%, Due 12/1/2033J	50,000	49,109

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 5.4% (continued)
Consumer, Non-Cyclical - 0.8% (continued)
Commercial Services - 0.3% (continued)
Herc Holdings, Inc.,
5.750%, Due 3/15/2031J	$15,000	$14,998
6.000%, Due 3/15/2034J	15,000	14,906
United Rentals North America, Inc., 5.375%, Due 11/15/2033J	35,000	34,562
Veritiv Operating Co., 10.500%, Due 11/30/2030J	20,000	20,521
VT Topco, Inc., 8.500%, Due 8/15/2030J	30,000	30,809
Wand NewCo 3, Inc., 7.625%, Due 1/30/2032J	70,000	72,403

		340,766

Food - 0.3%
Mars, Inc., 1.625%, Due 7/16/2032J	128,000	107,228
Mondelez International, Inc., 1.875%, Due 10/15/2032	127,000	108,446
Performance Food Group, Inc., 5.625%, Due 3/1/2034J	30,000	29,316
Post Holdings, Inc., 6.250%, Due 10/15/2034J	5,000	4,955
U.S. Foods, Inc., 5.750%, Due 4/15/2033J	39,000	38,944
United Natural Foods, Inc., 6.750%, Due 10/15/2028J	81,000	81,226

		370,115

Health Care - Services - 0.2%
Centene Corp., 4.625%, Due 12/15/2029	35,000	34,089
IQVIA, Inc., 5.000%, Due 5/15/2027J	139,000	138,933
LifePoint Health, Inc.,
10.000%, Due 6/1/2032J	30,000	30,715
7.000%, Due 5/1/2034J	15,000	14,647
Radiology Partners, Inc., 8.500%, Due 7/15/2032J	40,000	41,000
Select Medical Corp., 6.250%, Due 12/1/2032J	15,000	14,606
Tenet Healthcare Corp.,
5.500%, Due 11/15/2032J	5,000	4,980
6.000%, Due 11/15/2033J	5,000	5,049

		284,019

Total Consumer, Non-Cyclical		994,900

Energy - 0.7%
Oil & Gas - 0.5%
Caturus Energy LLC, 7.125%, Due 5/15/2031J	40,000	39,950
Chord Energy Corp.,
6.000%, Due 10/1/2030J	40,000	40,498
6.750%, Due 3/15/2033J	35,000	35,935
CNX Resources Corp., 5.875%, Due 3/1/2034J	40,000	39,376
Kodiak Gas Services LLC,
6.500%, Due 10/1/2033J	25,000	25,442
6.750%, Due 10/1/2035J	25,000	25,694
Matador Resources Co.,
6.500%, Due 4/15/2032J	25,000	25,334
6.000%, Due 4/15/2034J	25,000	24,702
Nabors Industries, Inc.,
9.125%, Due 1/31/2030J	30,000	31,434
7.625%, Due 11/15/2032J	25,000	26,061
Par Petroleum LLC, 7.375%, Due 6/1/2034J	30,000	30,705
PBF Holding Co. LLC/PBF Finance Corp., 7.250%, Due 6/1/2034J	10,000	9,955
SM Energy Co., 7.000%, Due 8/1/2032J	40,000	40,977
WBI Operating LLC, 6.500%, Due 10/15/2033J	70,000	70,893
Weatherford International Ltd., 6.750%, Due 10/15/2033J	75,000	77,175

		544,131

Pipelines - 0.2%
Harvest Midstream I LP, 6.750%, Due 5/15/2034J	20,000	20,533
Rockies Express Pipeline LLC, 6.750%, Due 3/15/2033J	60,000	62,388
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.750%, Due 3/15/2034J	20,000	20,436
Venture Global LNG, Inc., 8.375%, Due 6/1/2031J	65,000	67,638

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 5.4% (continued)
Energy - 0.7% (continued)
Pipelines - 0.2% (continued)
Venture Global Plaquemines LNG LLC,
6.125%, Due 12/15/2030J	$15,000	$15,407
7.500%, Due 5/1/2033J	25,000	27,590
6.500%, Due 1/15/2034J	45,000	47,048

		261,040

Total Energy		805,171

Financial - 0.4%
Diversified Financial Services - 0.2%
Azorra Finance Ltd., 7.250%, Due 1/15/2031J	55,000	56,205
Freedom Mortgage Holdings LLC, 8.375%, Due 4/1/2032J	25,000	25,385
OneMain Finance Corp.,
7.500%, Due 5/15/2031	30,000	30,927
6.500%, Due 3/15/2033	95,000	92,775

		205,292

Insurance - 0.1%
Acrisure LLC/Acrisure Finance, Inc., 6.750%, Due 7/1/2032J	65,000	62,767
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, Due 10/1/2031J	35,000	35,082
Asurion LLC/Asurion Co-Issuer, Inc.,
8.000%, Due 12/31/2032J	10,000	10,428
8.375%, Due 2/1/2034J	10,000	9,773

		118,050

Real Estate - 0.0%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
5.250%, Due 4/15/2030J	30,000	28,816
9.750%, Due 4/15/2030J	15,000	16,159

		44,975

REITS - 0.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.000%, Due 2/1/2030J	45,000	46,073
RHP Hotel Properties LP/RHP Finance Corp., 5.750%, Due 3/15/2034J	25,000	24,802
Starwood Property Trust, Inc., 5.250%, Due 10/15/2028J	60,000	59,844
XHR LP, 4.875%, Due 6/1/2029J	40,000	39,391

		170,110

Total Financial		538,427

Industrial - 0.6%
Aerospace/Defense - 0.0%
TransDigm, Inc.,
6.250%, Due 1/31/2034J	10,000	10,235
6.750%, Due 1/31/2034J	10,000	10,249

		20,484

Building Materials - 0.2%
Builders FirstSource, Inc., 6.375%, Due 3/1/2034J	120,000	119,898
Cornerstone Building Brands, Inc., 9.500%, Due 8/15/2029J	30,000	18,169
Quikrete Holdings, Inc., 6.750%, Due 3/1/2033J	35,000	35,503
Standard Building Solutions, Inc., 5.875%, Due 3/15/2034J	20,000	19,500

		193,070

Electrical Components & Equipment - 0.0%
Energizer Holdings, Inc., 6.000%, Due 9/15/2033J	35,000	33,362
WESCO Distribution, Inc., 5.500%, Due 4/15/2034J	20,000	19,855

		53,217

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 5.4% (continued)
Industrial - 0.6% (continued)
Environmental Control - 0.1%
GFL Environmental Holdings U.S., Inc., 5.500%, Due 2/1/2034J	$65,000	$63,485

Machinery - Diversified - 0.0%
Columbus McKinnon Corp., 7.125%, Due 2/1/2033J	55,000	55,737

Metal Fabricate/Hardware - 0.0%
Advanced Drainage Systems, Inc., 5.375%, Due 3/1/2034J	15,000	14,613

Packaging & Containers - 0.1%
Clydesdale Acquisition Holdings, Inc., 6.750%, Due 4/15/2032J	120,000	115,344

Transportation - 0.2%
Genesee & Wyoming, Inc., 6.250%, Due 4/15/2032J	69,000	70,039
PODS LLC, 8.750%, Due 5/15/2031J	20,000	19,410
Watco Cos. LLC/Watco Finance Corp., 7.125%, Due 8/1/2032J	125,000	128,778

		218,227

Total Industrial		734,177

Technology - 0.2%
Software - 0.2%
AthenaHealth Group, Inc., 6.500%, Due 2/15/2030J	80,000	77,116
Cloud Software Group, Inc.,
9.000%, Due 9/30/2029J	20,000	19,762
6.625%, Due 8/15/2033J	30,000	27,306
CoreWeave, Inc., 9.250%, Due 6/1/2030J	30,000	30,607
Ellucian Holdings, Inc., 6.500%, Due 12/1/2029J	20,000	19,735
OAK-Eagle Acquireco, Inc.,
7.250%, Due 7/1/2033J	40,000	41,714
8.750%, Due 7/1/2034J	15,000	15,853
UKG, Inc., 6.875%, Due 2/1/2031J	70,000	68,790

		300,883

Total Technology		300,883

Utilities - 0.1%
Electric - 0.1%
NRG Energy, Inc.,
6.000%, Due 2/1/2033J	35,000	35,265
6.125%, Due 5/15/2036J	15,000	14,967
Talen Energy Supply LLC, 6.250%, Due 2/1/2034J	35,000	34,871

		85,103

Total Utilities		85,103

Total Corporate Obligations (Cost $6,604,007)		6,620,273

FOREIGN CORPORATE OBLIGATIONS - 0.5%
Communications - 0.0%
Telecommunications - 0.0%
Altice France SA, 6.875%, Due 7/15/2032J	64,795	63,262

Consumer, Non-Cyclical - 0.1%
Commercial Services - 0.1%
Garda World Security Corp.,
6.500%, Due 1/15/2031J	35,000	35,600
8.250%, Due 8/1/2032J	85,000	87,169

		122,769

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 0.5% (continued)
Financial - 0.2%
Diversified Financial Services - 0.2%
Global Aircraft Leasing Co. Ltd., 8.750%, Due 9/1/2027J	$200,000	$204,413

Industrial - 0.2%
Machinery - Diversified - 0.1%
TK Elevator U.S. Newco, Inc., 5.250%, Due 7/15/2027J	139,000	139,063

Transportation - 0.1%
Seaspan Corp., 5.500%, Due 8/1/2029J	55,000	52,599

Total Industrial		191,662

Total Foreign Corporate Obligations (Cost $577,733)		582,106

	Shares
EXCHANGE-TRADED INSTRUMENTS - 4.2%
Exchange-Traded Funds - 4.2%
Invesco Senior Loan ETF	126,700	2,593,549
State Street Blackstone Senior Loan ETF	64,500	2,615,475

		5,209,024

Total Exchange-Traded Instruments (Cost $5,214,078)		5,209,024

FOREIGN COMMON STOCKS - 0.1% (Cost $137,716)
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France Lux 3/Altice Holdings 1A B C	5,056	103,203

SHORT-TERM INVESTMENTS - 6.4% (Cost $7,912,370)
Investment Companies - 6.4%
American Beacon U.S. Government Money Market Select Fund, 3.51%K L	7,912,370	7,912,370

TOTAL INVESTMENTS - 101.9% (Cost $129,146,998)		125,563,220
LIABILITIES, NET OF OTHER ASSETS - (1.9%)		(2,364,660)

TOTAL NET ASSETS - 100.0%		$123,198,560

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Value was determined using significant unobservable inputs.
C

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s fair market value. At period end, the value of these securities amounted to $103,203 or 0.1% of net assets.

D	A type of Preferred Stock that has no maturity date.
E	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
F	Coupon rates may not be available for all or a portion of bank loans that are unsettled and/or unfunded as of May 31, 2026.
G	Default Security. At period end, the amount of securities in default was $0 or 0.0% of net assets.
H	Zero coupon bank loan.
I	All or a portion of the security is an Unfunded Loan Commitment. The rate represents the current interest rate if the loan is partially funded.
J

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $6,688,933 or 5.4% of net assets. The Fund has no right to demand registration of these securities.

K	The Fund is affiliated by having the same investment advisor.
L	7-day yield.

ETF - Exchange-Traded Fund.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

T-bills - Treasury bills.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2026, the investments were classified as described below:

American Beacon DoubleLine Floating Rate Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$—	$1,409	$0	(1)	$1,409	(1)
Preferred Stocks	—	—	0	(1)	0	(1)
Bank Loan Obligations	—	105,134,835	0	(1)	105,134,835	(1)
Corporate Obligations	—	6,620,273	—		6,620,273
Foreign Corporate Obligations	—	582,106	—		582,106
Exchange-Traded Instruments	5,209,024	—	—		5,209,024
Foreign Common Stocks	—	—	103,203		103,203
Short-Term Investments	7,912,370	—	—		7,912,370

Total Investments in Securities - Assets	$13,121,394	$112,338,623	$103,203		$125,563,220

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2026, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 3/31/2026		Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 5/31/2026		Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$0	(1)	$—	$—	$—	$—	$—	$—	$—	$0	(1)	$(158,774)
Preferred Stocks	0	(1)	—	—	—	—	—	—	—	0	(1)	(339,302)
Bank Loan Obligations	0	(1)	—	—	424	—	(424)	—	—	0	(1)	(934,589)
Foreign Common Stocks	$85,420		$—	$—	$—	$—	$17,783	$—	$—	$103,203		$(34,513)

	$85,420		$—	$—	$424	$—	$17,359	$—	$—	$103,203		$(1,467,178)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended May 31, 2026, three common stocks, one preferred stock, and two bank loan obligations have been fair valued at $0 and one Foreign Common Stock has been valued at $103,203 by the Valuation Committee using significant unobservable inputs.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

American Beacon DoubleLine Floating Rate Fund	Fair Value as of May 31, 2026	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)	Impact to valuation from an increase to input
Foreign Common Stocks	$ 103,203	Market Comparables	Market Quotes	$ 20.41	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

See accompanying notes

American Beacon DoubleLine Select Income FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 43.5%
Communications - 3.7%
Telecommunications - 3.7%
AT&T, Inc., 4.300%, Due 12/15/2042	$11,015,000	$9,181,457
T-Mobile USA, Inc., 5.500%, Due 1/15/2055	4,500,000	4,207,989

		13,389,446

Total Communications		13,389,446

Energy - 15.1%
Pipelines - 15.1%
Cheniere Energy, Inc., 5.650%, Due 4/15/2034	3,500,000	3,604,606
Energy Transfer LP, 5.750%, Due 2/15/2033	8,000,000	8,328,938
Enterprise Products Operating LLC, 5.550%, Due 2/16/2055	5,000,000	4,845,332
Flex Intermediate Holdco LLC, 4.317%, Due 12/30/2039A	5,750,000	4,873,458
Kinder Morgan, Inc., 5.550%, Due 6/1/2045	5,500,000	5,318,768
MPLX LP, 5.400%, Due 9/15/2035	8,000,000	8,012,742
ONEOK, Inc., 6.625%, Due 9/1/2053	3,500,000	3,667,187
Venture Global Calcasieu Pass LLC, 6.250%, Due 1/15/2030A	5,000,000	5,143,455
Western Midstream Operating LP, 5.250%, Due 2/1/2050	6,000,000	5,240,682
Williams Cos., Inc., 6.300%, Due 4/15/2040	5,000,000	5,313,722

		54,348,890

Total Energy		54,348,890

Financial - 6.7%
Diversified Financial Services - 1.4%
Pluto 2 GIP Sharon Finco, 6.640%, Due 9/30/2046B C	5,000,000	5,144,500

Investment Companies - 1.7%
HA Sustainable Infrastructure Capital, Inc., 6.375%, Due 7/1/2034	6,000,000	6,154,550

Real Estate - 1.4%
AZ Battery Property LLC, 6.730%, Due 2/20/2046B C	4,989,950	5,025,282

REITS - 2.2%
Crown Castle, Inc., 5.100%, Due 5/1/2033	8,000,000	7,954,048

Total Financial		24,278,380

Industrial - 1.3%
Transportation - 1.3%
Burlington Northern Santa Fe LLC, 5.200%, Due 4/15/2054	5,000,000	4,649,455

Technology - 2.0%
Semiconductors - 2.0%
Foundry JV Holdco LLC,
6.150%, Due 1/25/2032A	2,000,000	2,103,402
5.875%, Due 1/25/2034A	2,000,000	2,027,350
6.300%, Due 1/25/2039A	3,000,000	3,168,598

		7,299,350

See accompanying notes

American Beacon DoubleLine Select Income FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 43.5% (continued)
Utilities - 14.7%
Electric - 14.7%
Ameren Corp., 5.375%, Due 3/15/2035	$6,000,000	$6,078,303
Basin Electric Power Cooperative, 7.690%, Due 12/17/2028B C	375,000	390,348
Duke Energy Florida LLC, 5.875%, Due 11/15/2033	5,000,000	5,299,195
Entergy Arkansas LLC, 5.450%, Due 6/1/2034	3,000,000	3,092,554
Eversource Energy, 5.125%, Due 5/15/2033	8,500,000	8,507,440
Exelon Corp., 5.300%, Due 3/15/2033	7,400,000	7,575,330
ITC Holdings Corp., 5.400%, Due 6/1/2033A	7,500,000	7,617,560
Sempra, 5.500%, Due 8/1/2033	5,000,000	5,154,992
Southern Co., 5.500%, Due 3/15/2029	9,150,000	9,385,363

		53,101,085

Total Utilities		53,101,085

Total Corporate Obligations (Cost $156,760,328)		157,066,606

FOREIGN CORPORATE OBLIGATIONS - 3.0%
Energy - 0.5%
Energy - Alternate Sources - 0.5%
Energia Eolica SA, 6.000%, Due 8/30/2034D	1,726,442	1,608,008

Industrial - 0.7%
Transportation - 0.7%
Lima Metro Line 2 Finance Ltd.,
5.875%, Due 7/5/2034A	2,367,713	2,416,940
5.875%, Due 7/5/2034D	127,492	130,143

		2,547,083

Utilities - 1.8%
Electric - 1.8%
Comision Federal de Electricidad, 6.045%, Due 1/28/2034A	3,000,000	2,943,000
Emirates Semb Corp. Water & Power Co. PJSC, 4.450%, Due 8/1/2035A	2,000,000	1,872,395
Transelec SA, 3.875%, Due 1/12/2029A	1,750,000	1,704,635

		6,520,030

Total Utilities		6,520,030

Total Foreign Corporate Obligations (Cost $11,048,926)		10,675,121

ASSET-BACKED OBLIGATIONS - 42.5%
AASET MT-1 Ltd., 6.010%, Due 2/16/2050, 2025-2A BA	4,658,809	4,584,294
AASET Trust, 6.900%, Due 5/16/2049, 2024-1A BA	5,863,820	5,926,380
ALLO Issuer LLC, 6.046%, Due 6/20/2056, 2026-1A BA	2,250,000	2,275,589
ALTDE Trust, 6.534%, Due 8/15/2050, 2025-1A BA	3,327,294	3,335,193
American Credit Acceptance Receivables Trust, 4.900%, Due 3/12/2029, 2025-1 BA	4,510,000	4,515,125
APL Finance DAC, 5.280%, Due 3/20/2036, 2025-1A BA	1,425,000	1,420,414
Blue Stream Issuer LLC, 8.898%, Due 5/20/2053, 2023-1A CA	2,000,000	2,031,380
Cloud Capital Holdco LP, 5.923%, Due 11/22/2049, 2024-2A A2A	3,500,000	3,501,956
Compass Datacenters Issuer II LLC, 5.756%, Due 5/25/2050, 2025-1A B1A	2,000,000	1,988,433
CyrusOne Data Centers Issuer I LLC, 5.450%, Due 4/20/2048, 2023-1A BA	1,233,331	1,224,963
DataBank Issuer II LLC, 5.180%, Due 9/27/2055, 2025-1A A2A	6,000,000	5,894,086
Diversified ABS X LLC, 5.945%, Due 2/28/2045, 2025-1A A1A	4,085,767	4,089,143
Eclipse Aircraft LLC, 6.451%, Due 5/15/2051, 2026-1 BA	3,680,000	3,687,360
Gilead Aviation LLC, 5.789%, Due 3/15/2050, 2025-1A AA	4,706,266	4,703,997
GM Financial Consumer Automobile Receivables Trust, 4.880%, Due 8/16/2028, 2022-4 A4	941,347	943,300
GoodLeap Sustainable Home Solutions Trust, 2.410%, Due 5/20/2048, 2021-3CS BA	2,691,408	1,698,939
GreenSky Home Improvement Issuer Trust, 6.220%, Due 3/25/2060, 2025-1A DA	8,297,695	8,343,955
HERO Funding Trust,
3.990%, Due 9/20/2040, 2015-2A AA	8,343	8,052
3.910%, Due 9/20/2042, 2016-3A A2A	241,916	231,262
4.290%, Due 9/20/2047, 2016-4A A2A	626,359	600,134
Horizon Aircraft Finance II Ltd., 3.721%, Due 7/15/2039, 2019-1 AA	1,210,936	1,192,767
JOL Air Ltd., 3.967%, Due 4/15/2044, 2019-1 AA	1,838,616	1,836,704

See accompanying notes

American Beacon DoubleLine Select Income FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 42.5% (continued)
Luminace ABS Issuer LLC, 5.870%, Due 10/30/2031, 2024-1 AA	$6,499,879	$6,355,865
MetroNet Infrastructure Issuer LLC, 7.830%, Due 8/20/2055, 2025-2A CA	3,000,000	3,060,546
Mosaic Solar Loan Trust,
3.280%, Due 9/20/2040, 2019-2A BA	1,249,374	1,110,931
4.010%, Due 6/22/2043, 2018-1A AA	1,027,021	965,826
6.120%, Due 8/22/2050, 2025-1A AA	3,955,372	3,905,934
1.920%, Due 6/20/2052, 2021-3A BA	2,378,348	1,699,836
3.160%, Due 1/20/2053, 2022-1A BA	1,631,397	1,088,663
MP LLC, 5.547%, Due 11/15/2065, 2025-1A AA	5,904,764	5,772,988
Navigator Aviation Ltd., 5.894%, Due 10/15/2050, 2025-1 BA	4,831,473	4,711,301
PureWest ABS Issuer LLC, 5.685%, Due 4/5/2040	3,748,317	3,727,911
QTS Issuer ABS I LLC, 5.928%, Due 5/25/2055, 2025-1A BA	5,000,000	4,832,168
QTS Issuer ABS II LLC, 5.778%, Due 10/5/2055, 2025-1A BA	4,750,000	4,557,109
Redaptive EAAS Issuer LLC, 5.940%, Due 3/25/2042, 2025-1A AA	1,059,648	1,065,164
Santander Drive Auto Receivables Trust, 4.490%, Due 8/15/2029, 2022-3 C	1,900,516	1,901,638
Scalelogix ABS U.S. Issuer LLC, 6.158%, Due 7/25/2055, 2025-1A BA	1,950,000	1,903,108
SSI ABS Issuer LLC, 6.150%, Due 7/25/2065, 2025-1 AA	4,817,920	4,739,510
Stack Infrastructure Issuer LLC, 5.000%, Due 5/25/2050, 2025-1A A2A	5,280,000	5,125,565
Sunnova Helios II Issuer LLC,
2.010%, Due 7/20/2048, 2021-B BA	1,046,192	809,217
4.870%, Due 7/20/2048, 2018-1A AA	1,108,090	1,068,131
Sunnova Helios IV Issuer LLC, 2.980%, Due 6/20/2047, 2020-AA AA	873,142	745,743
Switch ABS Issuer LLC, 10.033%, Due 6/25/2054, 2024-2A CA	5,000,000	5,088,430
Tesla Auto Lease Trust, 4.820%, Due 10/20/2027, 2024-B A3A	2,552,864	2,557,835
Thunderbolt II Aircraft Lease Ltd.,
5.960%, Due 9/15/2038, 2018-A AA	23,012	23,022
7.680%, Due 9/15/2038, 2018-A BA	70,584	70,253
TSC SPV Funding LLC, 5.954%, Due 5/20/2056, 2026-1A A2A	3,050,000	3,045,648
Vantage Data Centers Issuer LLC, 6.000%, Due 11/15/2055, 2025-3A BA	4,250,000	4,055,604
Vital Care Issuer LLC, 6.737%, Due 1/30/2056, 2025-1A A2A	2,992,500	2,999,356
Vivint Solar Financing V LLC, 4.730%, Due 4/30/2048, 2018-1A AA	3,890,713	3,799,541
Willis Engine Structured Trust VIII, 5.582%, Due 6/15/2050, 2025-A AA	4,839,834	4,862,192
Wireless PropCo Funding LLC, 8.512%, Due 6/25/2055, 2025-1A CA	3,600,000	3,603,719

Total Asset-Backed Obligations (Cost $156,916,307)		153,286,180

U.S. TREASURY OBLIGATIONS - 6.8%
U.S. Treasury Notes,
4.250%, Due 6/30/2029	4,000,000	4,021,250
3.750%, Due 1/31/2031	6,000,000	5,902,969
3.500%, Due 2/28/2031	7,500,000	7,297,851
3.750%, Due 2/28/2033	7,500,000	7,272,949

		24,495,019

Total U.S. Treasury Obligations (Cost $24,864,558)		24,495,019

	Shares
SHORT-TERM INVESTMENTS - 4.0% (Cost $14,461,444)
Investment Companies - 4.0%
American Beacon U.S. Government Money Market Select Fund, 3.51%E F	14,461,444	14,461,444

TOTAL INVESTMENTS - 99.8% (Cost $364,051,563)		359,984,370
OTHER ASSETS, NET OF LIABILITIES - 0.2%		838,978

TOTAL NET ASSETS - 100.0%		$360,823,348

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $180,584,124 or 50.0% of net assets. The Fund has no right to demand registration of these securities.

B

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s fair market value. At period end, the value of these securities amounted to $10,560,130 or 2.9% of net assets.

C	Value was determined using significant unobservable inputs.

See accompanying notes

American Beacon DoubleLine Select Income FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

D

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

DAC - Designated Activity Company.

LLC - Limited Liability Company.

LP - Limited Partnership.

PJSC - Public Joint Stock Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2026, the investments were classified as described below:

DoubleLine Select Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$146,506,476	$10,560,130	$157,066,606
Foreign Corporate Obligations	—	10,675,121	—	10,675,121
Asset-Backed Obligations	—	153,286,180	—	153,286,180
U.S. Treasury Obligations	—	24,495,019	—	24,495,019
Short-Term Investments	14,461,444	—	—	14,461,444

Total Investments in Securities - Assets	$14,461,444	$334,962,796	$10,560,130	$359,984,370

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2026, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 3/31/2026	Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 5/31/2026	Unrealized Appreciation (Depreciation) at Period End*
Corporate Obligations	$10,443,513	$—	$6,718	$(168)	$6	$123,497	$—	$—	$10,560,130	$196,976

	$10,443,513	$—	$6,718	$(168)	$6	$123,497	$—	$—	$10,560,130	$196,976

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

For the period ended May 31, 2026, three corporate obligations have been fair valued at $10,560,130 by the Valuation Committee using significant unobservable inputs.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

American Beacon DoubleLine Select Income Fund	Fair Value as of May 31, 2026	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)	Impact to valuation from an increase to input
Corporate Obligations	$10,560,130	Market Comparables	Market Quotes	$100.71- $104.09 ($101.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

See accompanying notes

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Shares	Fair Value
Argentina - 1.1% (Cost $3,054,230)
Foreign Common Stocks - 1.1%
Vista Energy SAB de CV, ADRA	50,146	$3,720,833

Austria - 0.9% (Cost $1,110,806)
Foreign Common Stocks - 0.9%
Erste Group Bank AG	25,793	3,098,750

Brazil - 4.5%
Foreign Common Stocks - 4.5%
Banco BTG Pactual SAB	209,399	2,231,160
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	412,441	2,285,186
NU Holdings Ltd., Class AA	173,753	2,281,377
Raia Drogasil SA	623,146	2,308,749
Sendas Distribuidora SA	1,158,352	2,009,214
Ultrapar Participacoes SA	357,377	1,832,739
XP, Inc., Class A	138,171	2,303,310

Total Foreign Common Stocks		15,251,735

Total Brazil (Cost $14,564,317)		15,251,735

Chile - 0.8% (Cost $2,454,744)
Foreign Common Stocks - 0.8%
Latam Airlines Group SAC	47,901	2,571,326

China - 18.2%
Foreign Common Stocks - 18.2%
AAC Technologies Holdings, Inc.	228,500	1,326,641
AIA Group Ltd.	294,600	3,091,892
Alibaba Group Holding Ltd.	450,336	6,947,342
Anji Microelectronics Technology Shanghai Co. Ltd., Class A	47,701	2,003,096
China Construction Bank Corp., Class H	3,525,000	3,818,761
China Mengniu Dairy Co. Ltd.	978,000	2,116,510
China Resources Beer Holdings Co. Ltd.	594,500	1,835,790
Contemporary Amperex Technology Co. Ltd., Class A	85,459	5,353,379
Fuyao Glass Industry Group Co. Ltd., Class A	218,337	1,698,684
Hong Kong Exchanges & Clearing Ltd.	38,700	1,974,283
JD Health International, Inc.A D	215,750	1,057,153
JL Mag Rare-Earth Co. Ltd., Class A	376,104	1,793,128
Laopu Gold Co. Ltd., Class H	34,500	2,218,734
NetEase, Inc.	135,000	3,343,605
Sany Heavy Industry Co. Ltd., Class A	648,581	1,719,060
Tencent Holdings Ltd.	196,300	10,700,578
WH Group Ltd.D	1,551,123	1,791,227
WuXi AppTec Co. Ltd., Class A	430,435	6,461,088
Wuxi Biologics Cayman, Inc.A D	610,000	2,595,082

Total Foreign Common Stocks		61,846,033

Total China (Cost $59,032,585)		61,846,033

Greece - 1.3%
Foreign Common Stocks - 1.3%
Alpha Bank SA	421,703	1,923,228
National Bank of Greece SA	138,245	2,390,516

Total Foreign Common Stocks		4,313,744

Total Greece (Cost $3,341,474)		4,313,744

India - 10.4%
Foreign Common Stocks - 10.4%
Apollo Hospitals Enterprise Ltd.	23,732	2,053,318
Bharti Airtel Ltd.	141,472	2,720,730
Eicher Motors Ltd.	26,615	2,020,779

See accompanying notes

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Shares	Fair Value
India - 10.4% (continued)
Foreign Common Stocks - 10.4% (continued)
HDFC Bank Ltd.	239,290	$1,882,205
Hindustan Aeronautics Ltd.E	34,348	1,557,194
ICICI Bank Ltd., ADR	136,198	3,572,474
InterGlobe Aviation Ltd.D	23,913	1,112,584
Larsen & Toubro Ltd.	62,155	2,675,936
Laurus Labs Ltd.D	81,631	1,178,923
Lodha Developers Ltd.D	168,921	1,680,319
Malco Energy Ltd.A F G	421,641	537,171
Muthoot Finance Ltd.	60,536	2,100,599
Reliance Industries Ltd.	305,191	4,246,652
Swiggy Ltd.A	516,256	1,399,325
Talwandi Sabo Power Ltd.A F G	421,641	537,171
Varun Beverages Ltd.	350,099	1,954,289
Vedanta Aluminium Metal Ltd.A F G	421,641	537,170
Vedanta Iron & Steel Ltd.A F G	421,641	537,171
Vedanta Ltd.	815,261	3,029,767

Total Foreign Common Stocks		35,333,777

Total India (Cost $38,392,744)		35,333,777

Malaysia - 0.4% (Cost $1,301,796)
Foreign Common Stocks - 0.4%
Tenaga Nasional Bhd.	425,300	1,531,724

Mexico - 2.4%
Foreign Common Stocks - 2.4%
Arca Continental SAB de CV	146,519	1,901,442
Grupo Mexico SAB de CV, Series B	401,382	4,961,190
Ternium SA, ADR	29,003	1,399,395

Total Foreign Common Stocks		8,262,027

Total Mexico (Cost $5,014,452)		8,262,027

Peru - 1.0% (Cost $1,901,640)
Foreign Common Stocks - 1.0%
Credicorp Ltd.	9,807	3,360,172

Poland - 0.9% (Cost $2,030,628)
Foreign Common Stocks - 0.9%
Powszechna Kasa Oszczednosci Bank Polski SA	107,635	3,056,843

Republic of Korea - 21.3%
Foreign Common Stocks - 21.3%
Kia Corp.	30,355	3,408,139
Samsung C&T Corp.	13,265	3,806,976
Samsung Electronics Co. Ltd.	155,449	32,698,960
Shinhan Financial Group Co. Ltd.	57,143	3,549,161
SK Hynix, Inc.	18,642	28,859,845

Total Foreign Common Stocks		72,323,081

Total Republic of Korea (Cost $16,202,873)		72,323,081

Saudi Arabia - 1.9%
Foreign Common Stocks - 1.9%
SABIC Agri-Nutrients Co.	57,903	2,140,155
Saudi Awwal Bank	156,241	1,420,600
Saudi National Bank	272,115	2,857,041

Total Foreign Common Stocks		6,417,796

Total Saudi Arabia (Cost $6,686,906)		6,417,796

See accompanying notes

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Shares	Fair Value
South Africa - 4.2%
Foreign Common Stocks - 4.2%
Capitec Bank Holdings Ltd.	10,051	$2,764,636
MTN Group Ltd.	261,547	3,496,971
Naspers Ltd., Class N	57,695	3,031,985
Sanlam Ltd.	384,660	2,034,440
Valterra Platinum Ltd.	33,336	2,775,430

Total Foreign Common Stocks		14,103,462

Total South Africa (Cost $8,875,918)		14,103,462

Taiwan - 23.5%
Foreign Common Stocks - 23.5%
Accton Technology Corp.	91,000	7,059,105
ASE Technology Holding Co. Ltd., ADRC	129,847	4,979,632
Delta Electronics, Inc.	111,000	8,663,709
MediaTek, Inc.	61,000	8,392,843
Taiwan Semiconductor Manufacturing Co. Ltd.	675,000	50,745,399

Total Foreign Common Stocks		79,840,688

Total Taiwan (Cost $29,501,208)		79,840,688

Thailand - 1.3%
Foreign Common Stocks - 1.3%
CP ALL PCL	1,085,400	1,575,823
Kasikornbank PCL	441,200	2,724,879

Total Foreign Common Stocks		4,300,702

Total Thailand (Cost $4,072,002)		4,300,702

Turkey - 1.9% (Cost $3,067,854)
Foreign Common Stocks - 1.9%
Aselsan Elektronik Sanayi Ve Ticaret AS	777,483	6,442,036

United Arab Emirates - 1.4%
Foreign Common Stocks - 1.4%
Aldar Properties PJSC	668,720	1,420,058
Emaar Properties PJSC	564,101	1,809,128
Emirates NBD Bank PJSC	220,926	1,661,261

Total Foreign Common Stocks		4,890,447

Total United Arab Emirates (Cost $5,096,090)		4,890,447

United States - 1.6%
Common Stocks - 1.6%
BeOne Medicines Ltd., Class HA	137,400	3,099,736
Laureate Education, Inc.A	70,520	2,255,935

Total Common Stocks		5,355,671

Total United States (Cost $5,084,865)		5,355,671

SHORT-TERM INVESTMENTS - 0.9% (Cost $3,092,705)
Investment Companies - 0.9%
American Beacon U.S. Government Money Market Select Fund, 3.51%H I	3,092,705	3,092,705

See accompanying notes

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Shares	Fair Value
SECURITIES LENDING COLLATERAL - 0.1% (Cost $263,857)
Investment Companies - 0.1%
American Beacon U.S. Government Money Market Select Fund, 3.51%H I	263,857	$263,857

TOTAL INVESTMENTS - 100.0% (Cost $214,143,694)		339,377,409
OTHER ASSETS, NET OF LIABILITIES - 0.0%		135,297

TOTAL NET ASSETS - 100.0%		$339,512,706

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Unit - Usually consists of one common stock and/or rights and warrants.
C	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at May 31, 2026.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $9,415,288 or 2.8% of net assets. The Fund has no right to demand registration of these securities.

E

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

F

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s fair market value. At period end, the value of these securities amounted to $2,148,683 or 0.6% of net assets.

G	Value was determined using significant unobservable inputs.
H	7-day yield.
I	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PCL - Public Company Limited (Thailand).

PJSC - Public Joint Stock Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2026, the investments were classified as described below:

Ninety One Emerging Markets Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Argentina	$3,720,833	$—	$—	$3,720,833
Austria	3,098,750	—	—	3,098,750
Brazil	15,251,735	—	—	15,251,735
Chile	2,571,326	—	—	2,571,326
China	61,846,033	—	—	61,846,033
Greece	4,313,744	—	—	4,313,744
India	33,185,094	—	2,148,683	35,333,777
Malaysia	1,531,724	—	—	1,531,724
Mexico	8,262,027	—	—	8,262,027
Peru	3,360,172	—	—	3,360,172
Poland	3,056,843	—	—	3,056,843
Republic of Korea	72,323,081	—	—	72,323,081
Saudi Arabia	6,417,796	—	—	6,417,796
South Africa	14,103,462	—	—	14,103,462
Taiwan	79,840,688	—	—	79,840,688
Thailand	4,300,702	—	—	4,300,702
Turkey	6,442,036	—	—	6,442,036
United Arab Emirates	4,890,447	—	—	4,890,447
Common Stocks
United States	5,355,671	—	—	5,355,671
Short-Term Investments	3,092,705	—	—	3,092,705
Securities Lending Collateral	263,857	—	—	263,857

Total Investments in Securities - Assets	$337,228,726	$—	$2,148,683	$339,377,409

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2025	Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 5/31/2026	Unrealized Appreciation (Depreciation) at Period End*
Foreign Common Stocks	$—	$1,958,765	$—	$—	$—	$189,918	$—	$—	$2,148,683	$189,918

	$—	$1,958,765	$—	$—	$—	$189,918	$—	$—	$2,148,683	$189,918

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

For the period ended May 31, 2026, four Foreign Common Stocks were fair valued at $2,148,683 by the Valuation Committee due to the use of significant unobservable inputs.

See accompanying notes

American Beacon Ninety One Global Franchise FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Shares	Fair Value
China - 5.8%
Foreign Common Stocks - 5.8%
AIA Group Ltd.	747,800	$7,848,327
NetEase, Inc., ADR	124,782	15,325,725

Total Foreign Common Stocks		23,174,052

Total China (Cost $19,213,296)		23,174,052

France - 3.0% (Cost $12,049,926)
Foreign Common Stocks - 3.0%
LVMH Moet Hennessy Louis Vuitton SE	21,691	11,968,344

Germany - 2.3% (Cost $13,190,522)
Foreign Common Stocks - 2.3%
Beiersdorf AG	115,351	9,307,849

Israel - 1.6% (Cost $6,387,739)
Foreign Common Stocks - 1.6%
Check Point Software Technologies Ltd.A	49,129	6,634,872

Netherlands - 9.6% (Cost $14,631,271)
Foreign Common Stocks - 9.6%
ASML Holding NV	24,004	38,771,990

United Kingdom - 4.9%
Foreign Common Stocks - 4.9%
London Stock Exchange Group PLC	130,318	15,833,540
St. James’s Place PLC	229,097	3,733,151

Total Foreign Common Stocks		19,566,691

Total United Kingdom (Cost $18,835,185)		19,566,691

United States - 70.5%
Common Stocks - 70.5%
Align Technology, Inc.A	40,876	7,151,256
Alphabet, Inc., Class A	78,459	29,841,096
Autodesk, Inc.A	54,341	12,569,617
Automatic Data Processing, Inc.	37,243	8,261,987
Booking Holdings, Inc.	107,146	17,939,455
Edwards Lifesciences Corp.A	135,697	11,733,720
Electronic Arts, Inc.	78,068	15,747,877
FactSet Research Systems, Inc.B	20,472	5,025,262
Intuit, Inc.	35,709	11,838,605
Johnson & Johnson	59,828	13,481,043
Marsh & McLennan Cos., Inc.	77,164	12,343,925
Microsoft Corp.	49,503	22,288,231
Monster Beverage Corp.A	111,787	9,846,199
Moody’s Corp.	15,873	7,194,437
Motorola Solutions, Inc.	26,077	10,516,332
Philip Morris International, Inc.	133,756	23,725,639
Roche Holding AG	33,123	13,973,998
S&P Global, Inc.	16,418	6,961,232
VeriSign, Inc.	32,698	9,331,355
Visa, Inc., Class A	102,784	33,544,586

Total Common Stocks		283,315,852

Total United States (Cost $208,087,748)		283,315,852

See accompanying notes

American Beacon Ninety One Global Franchise FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 2.3% (Cost $9,261,235)
Investment Companies - 2.3%
American Beacon U.S. Government Money Market Select Fund, 3.51%C D	9,261,235	$9,261,235

SECURITIES LENDING COLLATERAL - 0.9% (Cost $3,580,931)
Investment Companies - 0.9%
American Beacon U.S. Government Money Market Select Fund, 3.51%C D	3,580,931	3,580,931

TOTAL INVESTMENTS - 100.9% (Cost $305,237,853)		405,581,816
LIABILITIES, NET OF ASSETS - (0.9)%		(3,576,947)

TOTAL NET ASSETS - 100.0%		$402,004,869

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at May 31, 2026.
C	7-day yield.
D	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2026, the investments were classified as described below:

Ninety One Global Franchise Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
China	$23,174,052	$—	$—	$23,174,052
France	11,968,344	—	—	11,968,344
Germany	9,307,849	—	—	9,307,849
Israel	6,634,872	—	—	6,634,872
Netherlands	38,771,990	—	—	38,771,990
United Kingdom	19,566,691	—	—	19,566,691
Common Stocks
United States	283,315,852	—	—	283,315,852
Short-Term Investments	9,261,235	—	—	9,261,235
Securities Lending Collateral	3,580,931	—	—	3,580,931

Total Investments in Securities - Assets	$405,581,816	$—	$—	$405,581,816

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Ninety One International Franchise FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Shares	Fair Value
Canada - 0.0% (Cost $0)
Warrants - 0.0%
Constellation Software, Inc.A B C	40	$0

SHORT-TERM INVESTMENTS - 117.3% (Cost $208,955)
Investment Companies - 117.3%
American Beacon U.S. Government Money Market Select Fund, 3.51%D E	208,955	208,955

TOTAL INVESTMENTS - 117.3% (Cost $208,955)		208,955
LIABILITIES, NET OF ASSETS - (17.3)%		(30,761)

TOTAL NET ASSETS - 100.0%		$178,194

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s fair market value. At period end, the value of these securities amounted to $0 or 0.0% of net assets.

C	Value was determined using significant unobservable inputs.
D	7-day yield.
E	The Fund is affiliated by having the same investment advisor.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2026, the investments were classified as described below:

Ninety One International Franchise Fund	Level 1	Level 2	Level 3		Total
Assets
Warrants
Canada	$—	$—	$0	(1)	$0	(1)
Short-Term Investments	208,955	—	—		208,955

Total Investments in Securities - Assets	$208,955	$—	$0	(1)	$208,955

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2026, there were no material transfers into or out of Level 3.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Shares	Fair Value
PREFERRED STOCKS - 3.6%
Financials - 3.6%
Banks - 0.4%
Pinnacle Financial Partners, Inc., Series A, 7.271%, (3 mo. USD Term SOFR + 3.614%)A B C	404,671	$10,371,718

Mortgage Real Estate Investment Trusts (REITs) - 3.2%
AGNC Investment Corp.,
Series C, 9.030%, (3 mo. USD Term SOFR + 5.373%)A C	298,378	7,695,169
Series D, 8.267%, (3 mo. USD Term SOFR + 4.594%)A C	239,065	5,964,672
Series E, 8.912%, (3 mo. USD Term SOFR + 5.255%)A C	640,201	16,369,939
Series F, 8.632%, (3 mo. USD Term SOFR + 4.959%)A C	398,977	10,026,292
Annaly Capital Management, Inc.,
Series F, 8.912%, (3 mo. USD Term SOFR + 5.255%)A C	689,787	17,955,156
Series G, 8.091%, (3 mo. USD Term SOFR + 4.434%)A C	560,157	14,121,558
Series I, 8.950%, (3 mo. USD Term SOFR + 5.251%)A C	217,680	5,590,022

		77,722,808

Total Financials		88,094,526

Total Preferred Stocks (Cost $85,923,721)		88,094,526

	Principal Amount
CORPORATE OBLIGATIONS - 55.7%
Communications - 0.5%
Telecommunications - 0.5%
Ciena Corp., 4.000%, Due 1/31/2030D	$12,407,000	11,908,240

Consumer, Cyclical - 9.8%
Entertainment - 4.0%
Churchill Downs, Inc., 6.750%, Due 5/1/2031D	23,942,000	24,442,939
Pioneer Opco LLC, 7.000%, Due 5/15/2033D	21,435,000	21,898,017
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029D	24,571,000	23,911,060
Vail Resorts, Inc., 6.500%, Due 5/15/2032D	26,305,000	26,798,929

		97,050,945

Leisure Time - 1.0%
Life Time, Inc., 6.000%, Due 11/15/2031D	23,525,000	23,865,783

Lodging - 2.2%
Boyd Gaming Corp., 4.750%, Due 6/15/2031D	28,973,000	27,933,000
Station Casinos LLC, 4.500%, Due 2/15/2028D	3,938,000	3,881,616
4.625%, Due 12/1/2031D	21,015,000	19,888,159

		51,702,775

Retail - 2.6%
FirstCash, Inc., 6.125%, Due 5/1/2034D	34,890,000	34,916,334
Men’s Wearhouse LLC, 9.000%, Due 2/1/2031D	25,950,000	27,304,356

		62,220,690

Total Consumer, Cyclical		234,840,193

Consumer, Non-Cyclical - 22.9%
Agriculture - 1.0%
Turning Point Brands, Inc., 7.625%, Due 3/15/2032D	23,245,000	24,136,516

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 55.7% (continued)
Consumer, Non-Cyclical - 22.9% (continued)
Commercial Services - 5.6%
AMN Healthcare, Inc., 6.500%, Due 1/15/2031D		$23,860,000	$23,982,092
Carriage Services, Inc., 4.250%, Due 5/15/2029D		24,431,000	23,373,257
CompoSecure Holdings LLC, 5.625%, Due 2/1/2033D		34,175,000	33,175,039
CPI CG, Inc., 10.000%, Due 7/15/2029D		19,494,000	20,517,435
GEO Group, Inc., 10.250%, Due 4/15/2031		31,475,000	34,108,482

			135,156,305

Cosmetics/Personal Care - 0.9%
Prestige Brands, Inc., 3.750%, Due 4/1/2031D		24,155,000	22,168,374

Food - 3.8%
Industrial F&B Investments III, Inc., 7.750%, Due 2/11/2033D		31,775,000	32,411,233
Post Holdings, Inc.,
6.250%, Due 10/15/2034D		21,825,000	21,629,754
6.500%, Due 3/15/2036D		11,025,000	10,938,268
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, Due 3/1/2029D		27,870,000	26,958,094

			91,937,349

Health Care - Products - 3.3%
Avantor Funding, Inc.,
4.625%, Due 7/15/2028D		9,255,000	9,149,526
3.875%, Due 11/1/2029D		10,410,000	9,886,826
Insulet Corp., 6.500%, Due 4/1/2033D		25,575,000	26,023,125
Medline Borrower LP, 3.875%, Due 4/1/2029D		20,300,000	19,756,001
Neogen Food Safety Corp., 8.625%, Due 7/20/2030D		13,352,000	14,004,713

			78,820,191

Health Care - Services - 8.3%
Acadia Healthcare Co., Inc., 7.375%, Due 3/15/2033D		10,797,000	11,075,865
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031D		31,248,000	29,262,939
Concentra Health Services, Inc., 6.875%, Due 7/15/2032D		22,700,000	23,495,294
Option Care Health, Inc., 4.375%, Due 10/31/2029D		19,920,000	19,157,797
Pediatrix Medical Group, Inc., 5.375%, Due 2/15/2030D		23,630,000	23,384,709
Select Medical Corp., 6.250%, Due 12/1/2032D		39,265,000	38,234,510
Sotera Health Holdings LLC, 7.375%, Due 6/1/2031D		18,625,000	19,375,718
Tenet Healthcare Corp., 5.500%, Due 11/15/2032D		33,855,000	33,718,094

			197,704,926

Total Consumer, Non-Cyclical			549,923,661

Energy - 3.2%
Oil & Gas - 2.4%
Helix Energy Solutions Group, Inc., 9.750%, Due 3/1/2029D		23,635,000	24,857,331
Transocean International Ltd.,
7.500%, Due 4/15/2031		27,785,000	28,508,077
6.800%, Due 3/15/2038		4,850,000	4,629,856

			57,995,264

Pipelines - 0.8%
Venture Global LNG, Inc., 9.000%, Due 9/30/2029, (5 yr. CMT + 5.440%)A D E		17,775,000	17,553,655

Total Energy			75,548,919

Financial - 4.7%
Diversified Financial Services - 3.9%
Encore Capital Group, Inc.,
4.250%, Due 6/1/2028D	GBP	5,910,000	7,674,939
6.625%, Due 4/15/2031D		$12,355,000	12,457,349
6.625%, Due 6/1/2032D		2,850,000	2,849,358
EZCORP, Inc., 7.375%, Due 4/1/2032D		23,354,000	24,721,096

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 55.7% (continued)
Financial - 4.7% (continued)
Diversified Financial Services - 3.9% (continued)
Jefferson Capital Holdings LLC,
9.500%, Due 2/15/2029D	$2,592,000	$2,714,902
8.250%, Due 5/15/2030D	15,135,000	15,921,082
Rfna LP, 7.875%, Due 2/15/2030D	26,600,000	26,100,477

		92,439,203

Real Estate - 0.8%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
5.750%, Due 1/15/2029D	4,990,000	4,923,948
5.250%, Due 4/15/2030D	15,965,000	15,334,781

		20,258,729

Total Financial		112,697,932

Industrial - 6.7%
Aerospace/Defense - 1.9%
AAR Escrow Issuer LLC, 6.750%, Due 3/15/2029D	22,760,000	23,380,665
Moog, Inc., 5.500%, Due 10/15/2034D	21,569,000	21,368,564

		44,749,229

Electrical Components & Equipment - 1.0%
WESCO Distribution, Inc., 5.500%, Due 4/15/2034D	24,000,000	23,825,474

Electronics - 1.0%
TTM Technologies, Inc., 4.000%, Due 3/1/2029D	25,531,000	24,728,831

Environmental Control - 0.9%
Clean Harbors, Inc., 5.750%, Due 10/15/2033D	21,895,000	22,004,978

Machinery - Construction & Mining - 0.7%
BWX Technologies, Inc., 4.125%, Due 4/15/2029D	18,742,000	18,154,583

Miscellaneous Manufacturing - 1.2%
Axon Enterprise, Inc., 6.250%, Due 3/15/2033D	27,467,000	28,155,076

Total Industrial		161,618,171

Technology - 7.9%
Computers - 5.9%
Amentum Holdings, Inc., 7.250%, Due 8/1/2032D	28,391,879	29,389,399
Booz Allen Hamilton, Inc.,
3.875%, Due 9/1/2028D	2,820,000	2,759,754
5.950%, Due 8/4/2033	13,060,000	13,356,020
CACI International, Inc., 6.375%, Due 6/15/2033D	29,250,000	29,914,588
Gartner, Inc.,
3.750%, Due 10/1/2030D	13,155,000	12,105,962
5.600%, Due 11/20/2035	6,466,000	6,194,643
KBR, Inc., 4.750%, Due 9/30/2028D	16,221,000	16,017,560
Science Applications International Corp., 5.875%, Due 11/1/2033D	32,700,000	32,287,620

		142,025,546

Office & Business Equipment - 0.9%
Zebra Technologies Corp., 6.500%, Due 6/1/2032D	22,260,000	22,580,589

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 55.7% (continued)
Technology - 7.9% (continued)
Semiconductors - 1.1%
Entegris, Inc., 5.950%, Due 6/15/2030D	$	14,220,000	$14,366,750
Qorvo, Inc., 3.375%, Due 4/1/2031D		12,715,000	11,646,560

			26,013,310

Total Technology			190,619,445

Total Corporate Obligations (Cost $1,328,516,797)			1,337,156,561

CONVERTIBLE OBLIGATIONS - 3.7%
Consumer, Cyclical - 0.7%
Home Builders - 0.7%
Winnebago Industries, Inc., 3.250%, Due 1/15/2030		17,438,000	15,947,051

Financial - 3.0%
Diversified Financial Services - 3.0%
Coinbase Global, Inc. Due 10/1/2032D F		27,360,000	23,214,960
Upstart Holdings, Inc.,
2.000%, Due 10/1/2029		11,275,000	12,515,250
Due 2/15/2032D F		47,900,000	36,547,700

			72,277,910

Total Financial			72,277,910

Total Convertible Obligations (Cost $83,175,065)			88,224,961

FOREIGN CONVERTIBLE OBLIGATIONS - 1.5%
Consumer, Non-Cyclical - 0.4%
Biotechnology - 0.4%
Pharming Group NV, 4.500%, Due 4/25/2029G	EUR	6,300,000	9,249,836

Energy - 1.1%
Oil & Gas - 1.1%
Borr Drilling Ltd., 3.500%, Due 5/1/2033D	$	28,350,000	27,683,775

Total Foreign Convertible Obligations (Cost $36,088,531)			36,933,611

FOREIGN CORPORATE OBLIGATIONS - 32.6%
Basic Materials - 2.6%
Chemicals - 2.6%
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031D		44,255,000	39,165,675
Nynas AB, 11.750%, Due 6/17/2028G		21,500,000	22,790,756

			61,956,431

Total Basic Materials			61,956,431

Communications - 0.5%
Internet - 0.5%
Momox Holding AG, 8.650%, Due 12/16/2028, (3 mo. EURIBOR + 6.500%)A	EUR	9,900,000	11,403,016

Consumer, Cyclical - 3.1%
Distribution/Wholesale - 0.7%
Magellan Bidco SARL, 7.148%, Due 12/19/2029, (3 mo. EURIBOR + 5.000%)A G		14,600,000	15,880,052

Entertainment - 1.4%
Flutter Treasury DAC, 5.875%, Due 6/4/2031D	$	33,790,000	33,397,190

Leisure Time - 1.0%
Cruise Yacht Upper HoldCo Ltd., 11.875%, Due 7/5/2028		27,000,000	24,981,473

Total Consumer, Cyclical			74,258,715

Consumer, Non-Cyclical - 1.7%
Food - 1.7%
Minerva Luxembourg SA, 8.875%, Due 9/13/2033D		32,080,000	33,682,579
Nova Austral SA,
11.672%, Due 11/30/2026H I J		2,123,961	2,123,961
11.701%, Due 11/30/2026H I J		1,840,989	1,840,989
10.000%, Due 4/30/2027H J		4,186,691	4,186,691

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 32.6% (continued)
Consumer, Non-Cyclical - 1.7% (continued)
Food - 1.7% (continued)
Nova Austral SA, (continued)
Due 11/30/2100F H J	$	4,098,252	$409

			41,834,629

Total Consumer, Non-Cyclical			41,834,629

Energy - 13.5%
Oil & Gas - 13.5%
Archer Norge AS, 9.500%, Due 2/25/2030		23,085,294	24,628,938
Bluenord ASA,
7.875%, Due 5/19/2031G		12,200,000	12,242,290
12.000%, Due 7/10/2085K		8,000,000	8,836,080
Borr IHC Ltd./Borr Finance LLC,
10.375%, Due 11/15/2030D		22,892,075	24,291,507
9.000%, Due 1/15/2034D		26,690,000	26,775,437
CES Energy Solutions Corp., 6.875%, Due 5/24/2029D	CAD	13,090,000	9,827,113
DOF Group ASA, 8.125%, Due 9/16/2030G	$	9,900,000	10,188,838
Floatel International Ltd., 9.750%, Due 4/10/2029		22,375,000	22,172,096
Kistos Holdings PLC, 9.875%, Due 5/18/2030G		21,450,000	21,312,710
Paratus Energy Services Ltd.,
9.500%, Due 6/27/2029		22,700,000	23,654,741
8.125%, Due 5/22/2031G		17,900,000	17,900,000
Secure Waste Infrastructure Corp.,
6.750%, Due 3/22/2029D	CAD	10,220,000	7,672,506
5.750%, Due 11/20/2032D		6,025,000	4,494,025
Serica Energy PLC, 7.875%, Due 5/12/2031	$	22,200,000	22,476,171
Shearwater GeoServices AS, 9.500%, Due 4/3/2029		25,000,000	23,156,486
TGS ASA, 8.500%, Due 1/15/2030D		22,495,000	23,653,295
Vermilion Energy, Inc., 7.250%, Due 2/15/2033D		11,700,000	11,773,137
Viridien,
8.500%, Due 10/15/2030D	EUR	3,662,053	4,535,995
10.000%, Due 10/15/2030D	$	23,609,000	25,248,574

			324,839,939

Total Energy			324,839,939

Financial - 4.3%
Real Estate - 4.3%
CPI Property Group SA, 7.500%, Due 3/26/2031, (5 yr. EURIBOR ICE Swap + 5.232%)A E G	EUR	16,735,000	18,225,439
Heimstaden AB, 8.375%, Due 1/29/2030G		15,500,000	18,871,171
Omniyat Sukuk 1 Ltd., 7.250%, Due 3/4/2031G	$	5,000,000	4,468,275
Samhallsbyggnadsbolaget I Norden Holding AB,
2.250%, Due 7/12/2027G	EUR	23,605,000	26,588,181
1.125%, Due 9/26/2029G		24,976,000	24,161,251
Sobha Sukuk I Holding Ltd., 7.125%, Due 9/11/2030G	$	11,665,000	10,898,261

			103,212,578

Total Financial			103,212,578

Industrial - 5.6%
Aerospace/Defense - 1.7%
Czechoslovak Group AS, 6.500%, Due 1/10/2031D		10,680,000	10,920,597
Efesto Bidco SpA Efesto U.S. LLC, 7.500%, Due 2/15/2032, XRD		30,388,000	29,768,106

			40,688,703

Machinery - Diversified - 1.4%
ATS Corp.,
4.125%, Due 12/15/2028D		10,615,000	10,329,532
6.500%, Due 8/21/2032D	CAD	31,500,000	23,495,506

			33,825,038

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 32.6% (continued)
Industrial - 5.6% (continued)
Transportation - 2.5%
Euronav Luxembourg SA, 6.250%, Due 9/14/2026	$	26,450,000	$26,347,111
Scorpio Tankers, Inc., 7.500%, Due 1/30/2030		16,500,000	17,068,679
TORM PLC, 8.250%, Due 1/25/2029		15,600,000	16,225,161

			59,640,951

Total Industrial			134,154,692

Technology - 1.3%
Software - 1.3%
Verve Group SE, 6.122%, Due 4/1/2029, (3 mo. EURIBOR + 4.000%)A G	EUR	28,560,000	30,032,697

Total Foreign Corporate Obligations (Cost $777,414,170)			781,692,697

	Shares
FOREIGN COMMON STOCKS - 0.5%
Consumer Staples - 0.2%
Food Products - 0.2%
Nova Austral SAB H J		10,322,247	4,205,170

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
KNOT Offshore Partners LP		664,766	7,312,426

Total Foreign Common Stocks (Cost $16,668,947)			11,517,596

SHORT-TERM INVESTMENTS - 1.4% (Cost $32,472,069)
Investment Companies - 1.4%
American Beacon U.S. Government Money Market Select Fund, 3.51%L M		32,472,069	32,472,069

TOTAL INVESTMENTS - 99.0% (Cost $2,360,259,300)			2,376,092,021
OTHER ASSETS, NET OF LIABILITIES - 1.0%			23,363,870

TOTAL NET ASSETS - 100.0%			$2,399,455,891

Percentages are stated as a percent of net assets.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on May 31, 2026.

B	Non-income producing security.
C	A type of Preferred Stock that has no maturity date.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,656,836,692 or 69.1% of net assets. The Fund has no right to demand registration of these securities.

E	Perpetual maturity. The date shown, if any, is the next call date.
F	Zero coupon bond.
G

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

H

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s fair market value. At period end, the value of these securities amounted to $12,357,220 or 0.5% of net assets.

I	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
J	Value was determined using significant unobservable inputs.
K

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at May 31, 2026. The maturity date disclosed represents the final maturity date.

L	The Fund is affiliated by having the same investment advisor.
M	7-day yield.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

T-bills - Treasury bills.

Short Futures Contracts Open on May 31, 2026:

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME British Pound Currency Futures	93	June 2026	$(7,788,787)	$(7,824,206)	$(35,419)
CME Canadian Dollar Currency Futures	637	June 2026	(47,074,018)	(46,204,795)	869,223
CME Euro Foreign Exchange Currency Futures	715	June 2026	(104,411,441)	(104,327,438)	84,003

			$(159,274,246)	$(158,356,439)	$917,807

Forward Foreign Currency Contracts Open on May 31, 2026:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	55,895,000	EUR	59,587,638	12/7/2027	GST	$—	$(3,692,638)	$(3,692,638)

						$—	$(3,692,638)	$(3,692,638)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

GST	Goldman Sachs International

Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2026, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Preferred Stocks	$88,094,526	$—	$—	$88,094,526
Corporate Obligations	—	1,337,156,561	—	1,337,156,561
Convertible Obligations	—	88,224,961	—	88,224,961
Foreign Convertible Obligations	—	36,933,611	—	36,933,611
Foreign Corporate Obligations	—	773,540,647	8,152,050	781,692,697
Foreign Common Stocks	7,312,426	—	4,205,170	11,517,596
Short-Term Investments	32,472,069	—	—	32,472,069

Total Investments in Securities - Assets	$127,879,021	$2,235,855,780	$12,357,220	$2,376,092,021

Financial Derivative Instruments - Assets
Futures Contracts	$953,226	$—	$—	$953,226

Total Financial Derivative Instruments - Assets	$953,226	$—	$—	$953,226

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments - Liabilities
Futures Contracts	$(35,419)	$—	$—	$(35,419)
Forward Foreign Currency Contracts	—	(3,692,638)	—	(3,692,638)

Total Financial Derivative Instruments - Liabilities	$(35,419)	$(3,692,638)	$—	$(3,728,057)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2026, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2025	Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 5/31/2026	Unrealized Appreciation (Depreciation) at Period End*
Foreign Corporate Obligations	$6,443,140	$1,708,910	$—	$(55)	$—	$55	$—	$—	$8,152,050	$337
Foreign Common Stocks	$6,987,573	$—	$27,934,788	$–	$—	$25,152,385	$—	$—	$4,205,170	$(6,117,078)

	$13,430,713	$1,708,910	$27,934,788	$(55)	$—	$25,152,440	$—	$—	$12,357,220	$(6,116,741)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

For the period ended May 31, 2026, one Foreign Common Stock has been fair valued at $4,205,170 and four Foreign Corporate Obligations have been valued at $8,152,050 by the Valuation Committee using significant unobservable inputs.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

American Beacon SiM High Yield Opportunities Fund	Fair Value as of May 31, 2026	Valuation Techniques	Unobservable Input	Input Assumptions	Fair Value At 5/31/2026 per share
Foreign Corporate Obligations	$409	Enterprise Value Method	EBITDA Estimate, EBITDA Comparable, Illiquidity Discount	6.35x	0.01 USD
Foreign Corporate Obligations Foreign	$8,151,641	Enterprise Value Method	EBITDA Estimate, EBITDA Comparable, Illiquidity Discount	6.35x	100.00 USD
Foreign Common Stocks	$4,205,170	Enterprise Value Method	EBITDA Estimate, EBITDA Comparable, Illiquidity Discount	6.35x	0.407389 USD

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.2%
Consumer Discretionary - 5.0%
Hotels, Restaurants & Leisure - 2.4%
Starbucks Corp.	270,252	$26,798,188

Specialty Retail - 2.6%
Lowe’s Cos., Inc.	135,509	29,047,709

Total Consumer Discretionary		55,845,897

Consumer Staples - 6.6%
Tobacco - 6.6%
Altria Group, Inc.	376,286	26,181,980
Philip Morris International, Inc.	267,994	47,536,776

		73,718,756

Total Consumer Staples		73,718,756

Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Chevron Corp.	218,154	39,804,379

Financials - 17.5%
Capital Markets - 7.0%
Blackrock, Inc.	40,806	42,718,986
Charles Schwab Corp.	405,915	35,456,675

		78,175,661

Financial Services - 4.1%
Berkshire Hathaway, Inc., Class BA	94,512	44,844,054

Insurance - 6.4%
Chubb Ltd.	62,127	19,366,850
Cincinnati Financial Corp.	144,887	22,808,111
Progressive Corp.	153,653	29,255,531

		71,430,492

Total Financials		194,450,207

Health Care - 6.5%
Health Care Providers & Services - 2.8%
UnitedHealth Group, Inc.	82,683	31,445,172

Pharmaceuticals - 3.7%
Johnson & Johnson	181,751	40,953,953

Total Health Care		72,399,125

Industrials - 18.3%
Aerospace & Defense - 2.5%
Northrop Grumman Corp.	49,227	27,748,275

Commercial Services & Supplies - 2.8%
Republic Services, Inc.	156,907	31,450,439

Ground Transportation - 4.7%
Norfolk Southern Corp.	172,334	52,554,977

Machinery - 4.1%
Cummins, Inc.	71,161	46,014,838

Professional Services - 1.6%
Paychex, Inc.	187,684	18,201,594

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.2% (continued)
Industrials - 18.3% (continued)
Trading Companies & Distributors - 2.6%
Fastenal Co.	638,730	$28,231,866

Total Industrials		204,201,989

Information Technology - 24.1%
Communications Equipment - 4.6%
Cisco Systems, Inc.	424,591	51,129,248

Electronic Equipment, Instruments & Components - 5.9%
Corning, Inc.	363,118	65,782,457

Semiconductors & Semiconductor Equipment - 4.8%
Texas Instruments, Inc.	173,061	52,901,286

Software - 3.0%
Microsoft Corp.	74,836	33,694,161

Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	206,016	64,289,353

Total Information Technology		267,796,505

Materials - 3.5%
Chemicals - 3.5%
Air Products & Chemicals, Inc.	138,648	38,630,106

Real Estate - 1.4%
Specialized REITs - 1.4%
Crown Castle, Inc.	167,817	15,355,255

Utilities - 4.7%
Multi-Utilities - 4.7%
Dominion Energy, Inc.	780,555	52,250,352

Total Common Stocks (Cost $491,777,793)		1,014,452,571

FOREIGN COMMON STOCKS - 5.9%
Communication Services - 2.0%
Entertainment - 2.0%
Nintendo Co. Ltd., ADR	1,975,293	22,024,517

Consumer Discretionary - 1.9%
Hotels, Restaurants & Leisure - 1.9%
Restaurant Brands International, Inc.	283,880	21,205,836

Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 2.0%
TE Connectivity PLC	107,986	23,045,292

Total Foreign Common Stocks (Cost $62,172,083)		66,275,645

SHORT-TERM INVESTMENTS - 2.5% (Cost $27,824,721)
Investment Companies - 2.5%
American Beacon U.S. Government Money Market Select Fund, 3.51%B C	27,824,721	27,824,721

TOTAL INVESTMENTS - 99.6% (Cost $581,774,597)		1,108,552,937
OTHER ASSETS, NET OF LIABILITIES - 0.4%		4,079,319

TOTAL NET ASSETS - 100.0%		$1,112,632,256

Percentages are stated as a percent of net assets.

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2026 (Unaudited)

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on May 31, 2026:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	84	June 2026	$30,439,026	$31,902,150	$1,463,124

			$30,439,026	$31,902,150	$1,463,124

Glossary:

Index Abbreviations:

S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.
Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2026, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,014,452,571	$—	$—	$1,014,452,571
Foreign Common Stocks	66,275,645	—	—	66,275,645
Short-Term Investments	27,824,721	—	—	27,824,721

Total Investments in Securities - Assets	$1,108,552,937	$—	$—	$1,108,552,937

Financial Derivative Instruments - Assets
Futures Contracts	$1,463,124	$—	$—	$1,463,124

Total Financial Derivative Instruments - Assets	$1,463,124	$—	$—	$1,463,124

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2026 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of

U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Fair Valuation Committee (“Valuation Committee”) may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2026 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2026 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.